General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General and Administrative Expenses
Employee costs	$ 6,275	$ 5,123	$ 11,709	$ 10,422
Share-based compensation (Note 20)	1,613	1,120	2,866	2,321
Other expenses	3,266	4,929	6,200	8,806
Total	11,154	$ 11,172	20,775	$ 21,549
Restructuring costs included in employee costs	$ 1,081		$ 1,526